Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at September 30, 2023 and December 31, 2022 include the following:

	2023	2022
	$	$
Trade receivables	35,023	29,128
Accrued revenues	2,700	3,288
Tax credits receivable	1,984	3,054
Interest receivable	1,087	1,662
Other receivables	92	395
	40,886	37,527